Fair value measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements
4.	Fair Value Measurements

The Company has adopted and follows ASC 820, Fair Value Measurements and Disclosures, for measurement and disclosures about fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date.

As required, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following table presents the carrying amounts and fair values of the Company’s financial instruments as of March 31, 2023 and December 31, 2022:

	March 31,2023		December 31, 2022
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Derivative instruments - commodity derivatives	$16,608	$16,608	$10,089	$10,089

Liabilities:
Derivative instruments - common stock warrants	$6,624	$6,624	$11,902	$11,902
Revolving credit facilities	$25,000	$25,000	$—	$—
Derivative instruments - commodity derivatives	$13	$13	$431	$431

Revolving credit facilities — The carrying amounts of the revolving credit facilities approximate their fair values, as the applicable interest rates are variable and reflective of market rates.

Other financial assets and liabilities — The carrying amounts of the Company’s other financial assets and liabilities, such as revenue receivable and accrued expenses due to sellers, approximate their fair values because of the short maturity of these instruments.

Derivative instruments - commodity derivatives — The fair value of the Company’s derivative instruments is estimated by management considering various factors, including closing exchange and over-the-counter quotations and the time value of the underlying commitments. The fair value of the Company’s commodity derivative instruments is considered to be a Level 2 measurement. Substantially all of these inputs are observable in the marketplace throughout the full term of the derivative instrument, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace. The Company’s valuation models are primarily industry-standard models that consider various inputs including: (i) quoted forward prices for commodities, (ii) current market and contractual prices for the underlying instruments, (iii) applicable credit-adjusted risk-free rate curves, as well as other relevant economic measures.

Derivative instruments - common stock warrants — The fair value of the Company’s common stock warrant liability is valued using the instrument’s publicly listed trading price as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The following tables summarize (i) the valuation of each of the Company’s financial instruments by required fair value hierarchy levels and (ii) the gross fair value by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the Company’s condensed consolidated balance sheets as of March 31, 2023 and December 31, 2022.

The Company nets the fair value of commodity derivative instruments by counterparty in the Company’s condensed consolidated balance sheets.

	March 31, 2023
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
					Condensed	Condensed
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$18,941	$—	$18,941	$(2,333)	$16,608
Liabilities (at fair value):
Commodity derivatives – current portion	—	(2,346)	—	(2,346)	2,333	(13)
Warrant liability – noncurrent portion	(6,624)	—	—	(6,624)	—	—
Net derivative instruments	$(6,624)	$16,595	$—	$9,971	$—	$16,595

	December 31, 2022
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
					Condensed	Condensed
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$20,197	$—	$20,197	$(10,108)	$10,089
Liabilities (at fair value):
Commodity derivatives – current portion	—	(10,539)	—	(10,539)	10,108	(431)
Warrant liability - noncurrent portion	(11,902)	—	—	(11,902)	—	—
Net derivative instruments	$(11,902)	$9,658	$—	$(2,244)	$—	$9,658

4.	Fair value measurements

The Company has adopted and follows ASC 820, Fair Value Measurements and Disclosures, for measurement and disclosures about fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date.

As required, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following table presents the carrying amounts and fair values of the Company’s financial instruments as of December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Derivative instruments - commodity derivatives	$10,089	$10,089	$465	$465

Liabilities:
Derivative instruments - common stock warrants	$11,902	$11,902	$—	$—
Revolving credit facilities	$—	$—	$51,100	$51,100
Derivative instruments - commodity derivatives	$431	$431	$7,920	$7,920

Revolving credit facilities — The carrying amounts of the revolving credit facilities approximate their fair values, as the applicable interest rates are variable and reflective of market rates.

Other financial assets and liabilities — The carrying amounts of the Company’s other financial assets and liabilities, such as revenue receivable and accrued expenses due to sellers, approximate their fair values because of the short maturity of these instruments.

Derivative instruments - commodity derivatives — The fair value of the Company’s derivative instruments is estimated by management considering various factors, including closing exchange and over-the-counter quotations and the time value of the underlying commitments. The fair value of the Company’s commodity derivative instruments is considered to be a Level 2 measurement. Substantially all of these inputs are observable in the marketplace throughout the full term of the derivative instrument, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace. The Company’s valuation models are primarily industry-standard models that consider various inputs including: (i) quoted forward prices for commodities, (ii) current market and contractual prices for the underlying instruments, (iii) applicable credit-adjusted risk-free rate curves, as well as other relevant economic measures.

Derivative instruments - common stock warrants — The fair value of the Company’s common stock warrant liability is valued using the instrument’s publicly listed trading price as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The following tables summarize (i) the valuation of each of the Company’s financial instruments by required fair value hierarchy levels and (ii) the gross fair value by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the Company’s consolidated balance sheets as of December 31, 2022 and 2021. The Company nets the fair value of commodity derivative instruments by counterparty in the Company’s consolidated balance sheets.

	Year Ended December 31, 2022
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$20,197	$—	$20,197	$(10,108)	$10,089
Liabilities (at fair value):
Commodity derivatives – current portion	—	(10,539)	—	(10,539)	10,108	(431)
Warrant liability – noncurrent portion	(11,902)	—	—	(11,902)	—	—
Net derivative instruments	$(11,902)	$9,658	$—	$(2,244)	$—	$9,658

	Year Ended December 31, 2021
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$4,821	$—	$4,821	$(4,387)	$434
Commodity derivatives – noncurrent portion	—	2,147	—	2,147	(2,116)	31
Liabilities (at fair value):
Commodity derivatives – current portion	—	(11,649)	—	(11,649)	4,386	(7,263)
Commodity derivatives – noncurrent portion	—	(2,774)	—	(2,774)	2,117	(657)
Net derivative instruments	$—	$(7,455)	$—	$(7,455)	$—	$(7,455)

Fair Values – Non Recurring

Impairments of long-lived assets — The Company periodically reviews its long-lived assets to be held and used, including proved oil and natural gas properties and their integrated assets, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable, for instance when there are declines in commodity prices or well performance. The Company reviews its oil and natural gas properties by depletion base. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. If the estimated undiscounted future net cash flows are less than the carrying amount of the Company’s assets, it recognizes an impairment loss for the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset.

The Company calculates the expected undiscounted future net cash flows of its long-lived assets and their integrated assets using management’s assumptions and expectations of (i) commodity prices, which are based on the NYMEX strip, (ii) pricing adjustments for differentials, (iii) production costs, (iv) capital expenditures, (v) production volumes, (vi) estimated proved reserves, and (vii) prevailing market rates of income and expenses from integrated assets.

As of December 31, 2022, the Company’s estimates of commodity prices for purposes of determining undiscounted future cash flows, which are based on the NYMEX strip, ranged from a 2023 price of $79.12 per barrel of oil decreasing to a 2027 price of $64.14 per barrel of oil. Natural gas prices ranged from a 2023 price of $4.26 per Mcf of natural gas increasing to a 2027 price of $4.50 per Mcf. Both oil and natural gas commodity prices for this purpose were held flat after 2027.

The Company calculates the estimated fair values of its long-lived assets and their integrated assets using a discounted future cash flow model. Fair value assumptions associated with the calculation of discounted future net cash flows include (i) market estimates of commodity prices, which are based on the NYMEX strip, (ii) pricing adjustments for differentials, (iii) production costs, (iv) capital expenditures, (v) production volumes, (vi) estimated proved reserves, (vii) prevailing market rates of income and expenses from integrated assets and (viii) discount rate. The expected future net cash flows are discounted using an annual rate of 10 percent to determine fair value. These are classified as Level 3 fair value assumptions.

The Company did not recognize any impairment loss during the years ended December 31, 2022 or 2021.

During the year ended December 31, 2020, the carrying value of oil and natural gas properties were impaired to an estimated fair value. The fair value of oil and natural gas assets impaired, based on the grouping of the oil and natural gas assets by basin, was approximately $4.9 million at December 31, 2020, resulting in impairment losses of approximately $5.7 million for the year ended December 31, 2020. The grouping of oil and natural gas assets impaired included the SCOOP/STACK and Bakken basins, whose fair values were approximately $1.8 million and $3.1 million, respectively, at December 31, 2020.

Asset retirement obligations — The fair value measurements of asset retirement obligations are measured on a nonrecurring basis when a well is drilled or acquired or when production equipment and facilities are installed or acquired using a discounted cash flow model based on inputs that are not observable in the market and therefore represent Level 3 inputs. Significant inputs to the fair value measurement of asset retirement obligations include estimates of the costs of plugging and abandoning oil and natural gas wells, removing production equipment and facilities and restoring the surface of the land as well as estimates of the economic lives of the oil and natural gas wells and future inflation rates.